15. Non-financial assets and liabilities (Details 5)	Dec. 31, 2018	Dec. 31, 2017
Nonfinancial Assets And Liabilities Details 5Abstract
Discount rate	5.50%	5.50%
Increase in the real annual salary	2.00%	2.00%
Turn over of participants	0.73%	0.73%